Common Stock and Stock Plans, Stock Compensation Expense (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of Stock Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 947	$ 931	$ 732
Performance shares	31	74	(110)
Total stock compensation expense	978	1,005	622
Related recognized tax benefit	$ 242	$ 248	$ 154
Total number of shares of common stock available for grant under plans	129